Other income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other income
Grant income			€ 193	€ 501
Other income			7	51
Total other income	€ 99	€ 411	€ 200	€ 552